Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE

NOTE 6 — LEASE

The Company has one lease contract was for the company’s office space, located on Room 201, 2nd Floor, No. 6395 Hutai Road, Baoshan District, Shanghai, China., the original leases are from August 1, 2025 to September 30, 2027, and the leaseholder is Shanghai Yuanbang Enterprise Management Co., Ltd. For lease liability, the Company has classified current portion and non-current portion liabilities. Total lease liability equals the total amount of present value of future lease payments. Current portion equals the present value of the future 12 months lease payments. Non-current portion equals the remaining of lease liability balance.

Supplemental balance sheet information related to operating leases was as follows:

	As of
	December 31,	December 31,
	2025	2024
Right-of-use asset, net	$39,552	$-

Lease liability – current	24,229	-
Lease liability – non-current	18,735	-
Total	$42,964	$-

The weighted average discount rates and lease cost for all of operating leases were as follows as of December 31, 2025

	December 31,	December 31,
Weighted average discount rates and lease cost:	2025	2024
Weighted average discount rate	3.50%	3.50%

Operating lease cost	9,485	-

The following table presents maturity of lease liability as of December 31, 2025:

As of
December 31,
Twelve months ending December 31,	2025
FY2026	$25,346
FY2027	19,010
Total future minimum lease payments	44,356
Less: imputed interest	(1,392)
Present value of lease liability	$42,964